Stock appreciation rights ("SARs") (Details Textual) - shares						9 Months Ended
	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014	Sep. 30, 2018
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition One						400.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,719,733	205,519	37,797	5,595	22,118
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	1,078,125
New Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,719,733
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	7 years
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						1,990,762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period						5,779